Income Tax Expense (Details) - Schedule of Prima-Facie Tax on Loss Before Income Tax (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prima-Facie Tax on Loss Before Income Tax [Abstract]
Loss before income tax rate, percentage	30.00%	30.00%	30.00%